Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Table]
Auditor Name	PKF Littlejohn LLP
Auditor Firm ID	2814
Auditor Location	London, England
Auditor Opinion [Text Block]

Opinion on the Consolidated Financial Statements

We have audited the accompanying Consolidated Balance Sheet  of Tiziana Life Sciences Ltd and its subsidiaries (the “Group”) as of December 31, 2025 and 2024 and the related Consolidated Statements of Operations and Comprehensive Loss, Consolidated Statements of Cash Flows and Consolidated Statements of Shareholders’ Equity  for each of the three years ended December 31, 2025 and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Group as of December 31, 2025 and 2024 and the consolidated results of its operations and its cash flows for each of the three years ended December 31, 2025 in conformity with International Financial Reporting Standards as issued by the International Accounting Standards Board.